Income taxes and mining tax credits - Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ 0	$ 0
Federal investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	654,183	654,183
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	2,964,165	3,309,945
Reclamation obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	74,250	54,000
Non-capital loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	4,497,449	3,804,719
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	607,614	611,555
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ (8,797,661)	$ (8,434,402)